UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-00248
                 ---------------------------------------------

                            THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                          The Adams Express Company
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2005

Date of reporting period: September 30, 2005

Item 1:  SCHEDULE OF INVESTMENTS.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                              September 30, 2005
                                  (unaudited)

                                                Shares        Value (A)
                                              ---------     ------------
           Stocks and Convertible Securities -- 95.7%
             Consumer -- 16.1%
              Consumer Discretionary -- 6.7%
              BJ's Wholesale Club,
               Inc. (B) .....................   500,000     $ 13,900,000
              Clear Channel Communications
               Inc. .........................   350,000       11,511,500
              Comcast Corp. (B) .............   350,000       10,283,000
              Gannett Co., Inc. .............    97,500        6,710,925
              Newell Rubbermaid Inc. ........   515,000       11,664,750
              Outback Steakhouse, Inc. ......   300,000       10,980,000
              Target Corp. ..................   410,000       21,291,300
                                                            ------------
                                                              86,341,475
                                                            ------------
              Consumer Staples -- 9.4%
              Bunge Ltd. ....................   205,000       10,787,100
              Coca-Cola Co. .................   200,000        8,638,000
              Dean Foods Co. (B).............   500,000       19,430,000
              Del Monte Foods Co. (B) ....... 1,115,000       11,963,950
              PepsiCo, Inc. .................   440,000       24,952,400
              Procter & Gamble Co. ..........   340,000       20,216,400
              Safeway, Inc. .................   423,000       10,828,800
              Unilever plc ADR ..............   345,000       14,565,900
                                                            ------------
                                                             121,382,550
                                                            ------------
             Energy -- 11.6%
              BP plc ADR ....................   270,000       19,129,500
              ConocoPhillips ................   380,000       26,565,800
              Exxon Mobil Corp. .............   130,000        8,260,200
              Murphy Oil Corp. ..............   209,600       10,452,752
              Petroleum & Resources
               Corporation (C) .............. 1,985,996       69,410,560
              Schlumberger Ltd. .............   190,000       16,032,200
                                                            ------------
                                                             149,851,012
                                                            ------------
             Financials -- 14.7%
              Banking -- 10.6%
              Bank of America Corp. .........   550,000       23,155,000
              BankAtlantic Bancorp Inc. .....   300,000        5,097,000
              Compass Bancshares Inc. .......   300,000       13,749,000
              Fifth Third Bancorp ...........   270,000        9,917,100
              Investors Financial Services
               Corp. (D) ....................   380,000       12,502,000
              North Fork Bancorporation,
               Inc. .........................   450,000       11,475,000
              Provident Bankshares Corp. ....   110,000        3,825,800
              Wachovia Corp. ................   370,000       17,608,300
              Wells Fargo & Co. .............   400,000       23,428,000
              Wilmington Trust Corp. ........   420,000       15,309,000
                                                            ------------
                                                             136,066,200
                                                            ------------
              Insurance -- 4.1%
              AMBAC Financial Group,
               Inc. .........................   295,000       21,257,700
              American International Group,
               Inc. .........................   500,000       30,980,000
                                                            ------------
                                                              52,237,700
                                                            ------------
              Health Care -- 12.5%
               Abbott Laboratories              350,000     $ 14,840,000
               Bristol-Myers Squibb Co.         345,000        8,300,700
               Genentech, Inc. (B)              240,000       20,210,400
               HCA Inc.                         310,000       14,855,200
               Johnson & Johnson                255,000       16,136,400
               Laboratory Corp. of America
                Holdings (B)                    235,000       11,446,850
               MedImmune, Inc. (B)              225,000        7,571,250
               Medtronic Inc.                   310,000       16,622,200
               Pfizer Inc.                    1,120,000       27,966,400
               Wyeth Co.                        325,000       15,037,750
               Zimmer Holdings Inc. (B)         125,000        8,611,250
                                                            ------------
                                                             161,598,400
                                                            ------------
              Industrials -- 11.4%
               Cintas Corp.                     300,000       12,315,000
               Curtiss-Wright Corp.             195,500       12,064,305
               Donnelley (R.R.) & Sons Co.      260,000        9,638,200
               Emerson Electric Co.             200,000       14,360,000
               General Electric Co.           1,487,700       50,090,859
               Illinois Tool Works Inc.         125,000       10,291,250
               3M Co.                           160,000       11,737,600
               United Parcel Service, Inc.      155,000       10,715,150
               United Technologies Corp.        300,000       15,552,000
                                                            ------------
                                                             146,764,364
                                                            ------------
              Information Technology -- 13.8%
               Communication Equipment -- 2.1%
               Avaya Inc. (B)                   600,000        6,180,000
               Corning Inc. (B)                 615,000       11,887,950
               Lucent Technologies Inc. (B)   2,900,000        9,425,000
                                                            ------------
                                                              27,492,950
                                                            ------------
               Computer Related -- 9.6%
               Automatic Data Processing
                Inc.                            300,000       12,912,000
               BEA Systems Inc. (B)             800,000        7,184,000
               Cisco Systems, Inc. (B)        1,200,000       21,516,000
               Dell Inc. (B)                    400,000       13,680,000
               DiamondCluster
                International Inc. (B)          497,500        3,771,050
               Microsoft Corp.                1,140,000       29,332,200
               Oracle Corp. (B)                 880,000       10,903,200
               Sapient Corp. (B)              1,150,000        7,187,500
               Siebel Systems Inc.              800,000        8,264,000
               Symantec Corp. (B)               400,000        9,064,000
                                                            ------------
                                                             123,813,950
                                                            ------------
               Electronics -- 2.1%
               Cree, Inc. (B)(D)                500,000       12,510,000
               Intel Corp.                      310,000        7,641,500
               Solectron Corp. (B)            1,850,000        7,233,500
                                                            ------------
                                                              27,385,000
                                                            ------------
                                                                               9



                      SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------

                              September 30, 2005
                                  (unaudited)

                                               Shares       Value (A)
                                               -------   ---------------
            Materials -- 4.7%
             Air Products and Chemicals,
              Inc. ........................... 250,000   $    13,785,000
             du Pont (E.I.) de Nemours and
              Co.                              360,000        14,101,200
             Martin Marietta Materials, Inc.   120,000         9,415,200
             Rohm & Haas Co. ................. 400,000        16,452,000
             Smurfit-Stone Container
              Corp. (B) ...................... 650,000         6,734,000
                                                         ---------------
                                                              60,487,400
                                                         ---------------
            Telecom Services -- 4.0%
             Alltel Corp. .................... 300,000        19,533,000
             BellSouth Corp. ................. 200,000         5,260,000
             SBC Communications Inc. ......... 595,000        14,262,150
             Vodafone Group plc
              ADS ............................ 492,613        12,793,160
                                                         ---------------
                                                              51,848,310
                                                         ---------------
            Utilities -- 6.9%
             Aqua America, Inc. .............. 900,000        34,218,000
             Black Hills Corp. ............... 245,000        10,625,650
             Duke Energy Corp. (D)             611,560        17,839,205
             Keyspan Corp.                     140,000         5,149,200
             MDU Resources Group, Inc.         575,000        20,498,750
                                                         ---------------
                                                              88,330,805
                                                         ---------------
          Total Stocks and Convertible Securities
           (Cost $908,078,682) (E) ...................   $ 1,233,600,116
                                                         ---------------
         Short-Term Investments -- 3.7%
            U.S. Government Obligations -- 1.4%
             U.S. Treasury Bills,
              3.39%, due 11/17/05        $  17,500,000   $    17,422,548
                                                         ---------------
            Time Deposit -- 0.0%
             Brown Brothers Harriman &
              Co., 3.31%, due 10/3/05                             18,616
                                                         ---------------
            Commercial Paper -- 2.3%
             American General Finance
              Corp., 3.69-3.77%,
              due 10/4/05-10/25/05           6,000,000         5,993,743
             ChevronTexaco Funding
              Corp., 3.60-3.67%,
              due 10/13/05-10/18/05          8,800,000         8,787,841
             General Electric Capital
              Corp., 3.63-3.78%,
              due 10/11/05-11/3/05           6,840,000         6,824,345
             Toyota Motor Credit Corp.,
              3.52-3.69%,
              due 10/4/05-10/20/05           8,150,000         8,141,231
                                                         ---------------
                                                              29,747,160
                                                         ---------------
         Total Short-Term Investments
          (Cost $47,188,324)                                  47,188,324
                                                         ---------------
         Securities Lending Collateral -- 2.2%
            Brown Brothers Investment
             Trust, 3.75%, due 10/3/05....                    28,263,605
                                                         ---------------
         Total Securities Lending Collateral
          (Cost $28,263,605)                                  28,263,605
                                                         ---------------
         Total Investments -- 101.6%
          (Cost $983,530,611)                              1,309,052,045
           Cash, receivables, prepaid
            expenses and other assets, less
            liabilities -- (1.6)%                            (20,809,203)
                                                         ---------------
         Net Assets -- 100%                              $ 1,288,242,842
                                                         ===============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B)  Presently non-dividend paying.
(C) Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D) Some or all of these securities are on loan. See note 8 to financial statements.
(E) The aggregate market value of stocks held in escrow at September 30, 2005 covering open call option contracts written was $12,876,420. In addition, the aggregate market value of securities segregated by the Company's custodian required to collateralize open put option contracts written was $14,475,000.

10


INVESTMENTS IN AND ADVANCES TO AFFILIATES

  COLUMN A     COLUMN B    COLUMN C      COLUMN D     COLUMN E

   Name of    Number of    Amount of    Amount of     Value of
 issuer and     shares     equity in   dividends or   each item
  title of                net profit     interest    at close of
  issue or               and loss for                  period
  nature of               the period
indebtedness
                                       -----------
 Petroleum &  1,985,996      - 0 -     (1) Credited  $69,410,560
  Resources                             to Income
Corporation -                            $655,379
common stock
                                       -----------
                                        (2) Other
                                        (long term
                                         capital
                                          gain)
                                         $119,160


                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS
--------------------------------------------------------------------------------

                              September 30, 2005
                                  (unaudited)

   Contracts
     (100                                                           Contract
    shares                                               Strike    Expiration   Appreciation/
     each)           Security                            Price        Date      (Depreciation)
----------------------------------------------------------------------------------------------
                            COVERED CALLS
      100      AMBAC Financial Group, Inc. .........     $ 85        Nov 05      $    20,574
      100      AMBAC Financial Group, Inc. .........      80         Jan 06            3,199
       50      Genentech, Inc. .....................      100        Oct 05            5,350
      100      Genentech, Inc. .....................      110        Dec 05            7,700
      100      Illinois Tool Works, Inc. ...........      90         Dec 05            8,699
      100      Illinois Tool Works, Inc. ...........      90         Jan 06            1,700
      200      Martin Marietta Materials, Inc. .....      70         Oct 05         (143,601)
       75      Martin Marietta Materials, Inc. .....      75         Oct 05          (17,476)
      170      Martin Marietta Materials, Inc. .....      75         Jan 06         (102,511)
      200      Murphy Oil Corp. ....................      60         Oct 05            7,700
      100      Schlumberger Ltd. ...................      100        Jan 06            5,199
      150      Target Corp. ........................      60         Oct 05           15,149
      100      Target Corp. ........................      60         Jan 06            5,200
      100      United Technologies Corp. ...........      55         Jan 06              200
      100      Zimmer Holdings Inc. ................      90         Dec 05            8,450
      100      Zimmer Holdings Inc. ................      95         Jan 06            9,700
    -----                                                                        -----------
    1,845                                                                           (164,768)
    -----                                                                        -----------
                            COLLATERALIZED PUTS
      250      Bank of America Corp. ...............     42.50       Jan 06          (12,626)
      100      Bunge Ltd. ..........................      50         Oct 05             (300)
      100      Bunge Ltd. ..........................      55         Oct 05          (16,301)
      100      Bunge Ltd. ..........................      50         Jan 06           (8,801)
      150      Cintas Corp. ........................      35         Nov 05           15,299
      150      Comcast Corp. .......................      30         Jan 06           (7,951)
      100      Exxon Mobil Corp. ...................      50         Oct 05           12,199
      100      Exxon Mobil Corp. ...................      55         Oct 05           11,199
      100      Exxon Mobil Corp. ...................      55         Jan 06           10,199
      100      Fifth Third Bancorp .................      40         Nov 05          (23,301)
      150      Gannett Co., Inc. ...................      70         Oct 05          (13,951)
      150      Investors Financial Services Corp. ..     37.50       Oct 05          (43,951)
      100      Martin Marietta Materials, Inc. .....      65         Jan 05            7,949
      150      Outback Steakhouse, Inc. ............      40         Oct 05          (39,451)
      250      Outback Steakhouse, Inc. ............      40         Feb 06          (78,251)
      100      3M Co. ..............................      65         Oct 05            9,700
      100      3M Co. ..............................      65         Jan 06            4,200
      100      United Parcel Service, Inc. .........      60         Oct 05            7,700
      100      United Parcel Service, Inc. .........      65         Oct 05            6,200
      150      Zimmer Holdings Inc. ................      65         Dec 05           (1,951)
      250      Zimmer Holdings Inc. ................      60         Jan 06              499
    -----                                                                        -----------
    2,850                                                                           (161,691)
    -----                                                                        -----------
                                                                                 $  (326,459)
                                                                                 ===========

12

         (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Companys investment objectives as well as the nature and risk of its investment transactions are set forth in the Companys registration statement.

Security Valuation-Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

For federal income tax purposes, the identified cost of securities at September 30, 2005 was $954,779,755 and net unrealized appreciation aggregated $326,008,685, of which the related gross unrealized appreciation and depreciation were $439,609,769 and $113,601,084 respectively.

8. PORTFOLIO SECURITIES LOANED
The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company At September 30, 2005, the Company had securities on loan of $27,480,230 and held collateral of $28,263,605, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. treasury bills, and U.S. agency obligations.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of November 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of The Adams Express Company (the "Company"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Companys disclosure controls and procedures. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of November 15, 2005, the Companys disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Company on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Company is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Company's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Company's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company's internal control over financial reporting.


Item 3.  EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADAMS EXPRESS COMPANY

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:  November 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:  November 15, 2005


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:  November 15, 2005